Offerings - Offering: 1	Jun. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	6,561,000
Proposed Maximum Offering Price per Unit	19.24
Maximum Aggregate Offering Price	$ 126,233,640.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 19,327.00
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock of Verint Systems Inc. (the "Company") that may become issuable under the Verint Systems Inc. 2023 Long-Term Stock Incentive Plan, as amended, by reason of any stock dividend, stock split, recapitalization or other similar transaction effected that results in an increase in the number of outstanding shares of the common stock of the Company. (2) Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the amount of the registration fee, based on the average of the high and low sale prices of the common stock as reported on the NASDAQ Global Select Market on June 27, 2025.